LONG-TERM DEBT - Principal Repayments of Debt and Capital Lease (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018		$ 47,225
2019		330,901
2020		559
2021		483,379
2022		208
Future years		1,008,256
Total	$ 3,865,099	$ 1,870,528	$ 1,892,776